Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 192,661	$ 164,586
Money market funds	13,971	13,977
Fixed bank deposits	41,594	62,585
Total cash and cash equivalents	$ 248,226	$ 241,148	$ 260,711	$ 340,522